Related Party Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions Textuals
Accounts payable to related parties	$ 3	$ 5
FIS shares sold	300,000
Available-for-sale Securities, Gross Realized Gain (Loss)	11
Available-for-sale Securities, Fair Value	2,959	3,140
FIS
Related Party Transactions
Corporate services and cost-sharing (expense) revenue	7	5	5
Data processing expense	(34)	(32)	(36)
Net Expense	(27)	(27)	(31)
Related Party Transactions Textuals
Fair value of investment in FIS common stock	70	56
Purchased shares of FIS stock	1,303,860	1,603,860
Corporate Bond Securities | FIS
Related Party Transactions Textuals
Available-for-sale Securities, Fair Value	$ 42	$ 53